Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents are comprised the following:

	As of December 31,
In thousands of USD	2021	2022
Cash at bank and in hand	96,094	58,083
Short-term deposits	20,996	13,496
Total Cash and cash equivalents	117,090	71,579